Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of assets and liabilities, measured or disclosed at fair value
The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability

Consolidated - 2023	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Liabilities
Contingent Consideration	—	—	1,404	1,404

Total liabilities	—	—	1,404	1,404

Consolidated - 2022

Liabilities
Contingent Consideration	—	—	1,168	1,168

Total liabilities	—	—	1,168	1,168

Summary of movements in level 3 assets and liabilities
Movements in level 3 assets and liabilities during the current and previous financial year are set out below:

	Level 3 A$’000	Total A$’000
Consolidated
Balance at 1 July 2021	1,015	1,015
Losses recognized in profit or loss	153	153

Balance at 30 June 2022	1,168	1,168

Losses recognized in profit or loss	236	236

Balance at 30 June 2023	1,404	1,404